Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Non-cash Investing Activities
a.	Except those discussed in Note 11, for the years ended December 31, 2015, 2016 and 2017, the Group entered into the following non-cash investing activities which were not reflected in the consolidated statements of cash flows:

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Payments for property, plant and equipment
Purchase of property, plant and equipment	$28,280,821	$27,680,862	$23,677,682	$798,842
Increase (decrease) in prepayments for property, plant and equipment (recorded under the line item of other non-current assets)	(267,334)	(89,337)	90,560	3,055
(Increase) decrease in payables for property, plant and equipment (recorded under the line item of other payables)	2,314,772	(823,171)	982,260	33,140

(Continued)

	For the Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$	US$ (Note 4)

Capitalized borrowing costs	(48,135)	(54,191)	(51,262)	(1,729)

	$30,280,124	$26,714,163	$24,699,240	$833,308

Proceeds from disposal of property, plant and equipment
Consideration from disposal of property, plant and equipment	$201,766	$692,826	$1,487,334	$50,180
(Increase) decrease in other receivables	41,265	(22,626)	876	30

	$243,031	$670,200	$1,488,210	$50,210

Investment properties
Purchase of investment properties	$-	$-	$186,535	$6,293
Capitalized borrowing costs	-	-	(13)	-

	$-	$-	$186,522	$6,293
Payments for other intangible assets
Purchase of other intangible assets	$491,135	$675,144	$277,825	$9,373
Decrease (increase) in other payables	-	(120,938)	60,159	2,030
Increase in other non-current liabilities	-	(40,313)	-	-

	$491,135	$513,893	$337,984	$11,403
Net cash inflow from disposal of subsidiaries
Consideration from disposal of subsidiaries	$-	$-	$7,046,464	$237,735
Increase in other payables	-	-	3,552	120
Cash and cash equivalents disposed of	-	-	(29,133)	(983)

	$-	$-	$7,020,883	$236,872